Intangible Assets (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 253,000	$ 277,000